Stock Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Stock Option Activity

A summary of the activity in the Company’s 2007 Stock Option Plan is as follows:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2014	108,400	10.01
Options granted	15,000	12.50
Options exercised	(30,540)	10.00
Options forfeited	(17,360)	$11.44

Outstanding at December 31, 2015	75,500	$10.19
Options exercised	(25,450)	10.29
Options forfeited	(7,850)	10.00

Outstanding at December 31, 2016	42,200	$10.16	2.4 years

Exercisable at December 31, 2016	41,000	10.15	2.3 years	$174,000

Black-Scholes Option-Pricing Model Assumptions

The fair value of each option granted during the year ended December 31, 2015 was estimated on the date of grant using the Black-Scholes option-pricing model with the following assumptions:

Year Ended December 31, 2015
Weighted average risk-free interest rate	0.89%
Expected dividend yield	—
Expected stock volatility	8.13%
Expected life in years	3.0
Per share fair value of options issued during the year	$0.87